Note 17 - Leases: Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Details
Operating leases	113 years 7 months 13 days	27 years 7 months 13 days
Operating leases	4.10%	4.36%